CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Monterey Capital Acquisition Corporation Class A Common Stock Common Stock	Monterey Capital Acquisition Corporation Class A common stock subject to possible redemption Common Stock	Monterey Capital Acquisition Corporation Class A common stock subject to possible redemption	Monterey Capital Acquisition Corporation Class B common stock Common Stock	Monterey Capital Acquisition Corporation Additional Paid-in Capital Private placement warrants	Monterey Capital Acquisition Corporation Additional Paid-in Capital Public Warrants	Monterey Capital Acquisition Corporation Additional Paid-in Capital Rights	Monterey Capital Acquisition Corporation Additional Paid-in Capital	Monterey Capital Acquisition Corporation Accumulated Deficit	Monterey Capital Acquisition Corporation Private placement warrants	Monterey Capital Acquisition Corporation Public Warrants	Monterey Capital Acquisition Corporation Rights	Monterey Capital Acquisition Corporation	Common Stock	Additional Paid-in Capital	Total
Increase (Decrease) in Temporary Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned			$ 848,637
Ending balance (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the end at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Beginning balance (in shares) at Dec. 31, 2021				2,300,000
Balance at the beginning at Dec. 31, 2021				$ 230				$ 24,770	$ (19,889)				$ 5,111
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of issuance costs					$ 3,040,000	$ 1,460,494	$ 3,894,923			$ 3,040,000	$ 1,460,494	$ 3,894,923
Issuance of Class A Common stock, net of issuance costs of $8,139,659 (in shares)		9,200,000
Issuance of Class A Common stock, net of issuance costs of $8,139,659		$ 77,893,526
Fair value of underwriter's overallotment options exercised								52,147					52,147
Deemed capital contribution by the Sponsor through transfer of Class B shares								2,508,632					2,508,632
Issuance of common shares (in shares)	138,000
Issuance of common shares	$ 14							622,868					622,882
Accretion to redemption value of Class A Common stock subject to possible redemption		15,026,474						$ (11,603,834)	(3,422,640)				(15,026,474)
Net income (loss)									(3,763,638)				(3,763,638)
Change In Value Common Shares Amount		$ (848,637)							848,637				848,637
Ending balance (in shares) at Dec. 31, 2022	138,000			2,300,000										5,274,774
Balance at the end at Dec. 31, 2022	$ 14			$ 230					(8,054,804)				(8,054,560)
Increase (Decrease) in Stockholders' Equity
Net income (loss)																$ (5,004,000)
Ending balance (in shares) at Sep. 30, 2023														5,274,774
Beginning balance (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the beginning at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Increase (Decrease) in Temporary Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned			3,434,458
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payments		$ 2,491,431	$ 2,491,431						(2,491,431)				(2,491,431)
Redemption of Class A common stock (in shares)		(1,961,875)
Redemption of Class A common stock		$ (20,961,169)
Ending balance (in shares) at Dec. 31, 2023		7,238,125	7,238,125
Balance at the end at Dec. 31, 2023		$ 78,733,357	$ 78,733,357
Beginning balance (in shares) at Dec. 31, 2022	138,000			2,300,000										5,274,774
Balance at the beginning at Dec. 31, 2022	$ 14			$ 230					(8,054,804)				(8,054,560)
Increase (Decrease) in Stockholders' Equity
Net income (loss)									(14,943,203)				(14,943,203)
Change In Value Common Shares Amount		$ (3,434,458)							3,434,458				3,434,458
Ending balance (in shares) at Dec. 31, 2023	138,000			2,300,000										5,291,381
Balance at the end at Dec. 31, 2023	$ 14			$ 230					$ (28,923,896)				$ (28,923,652)			(21,438,000)
Beginning balance (in shares) at Jun. 30, 2023														5,274,774
Increase (Decrease) in Stockholders' Equity
Net income (loss)																(2,607,000)
Ending balance (in shares) at Sep. 30, 2023														5,274,774
Beginning balance (in shares) at Dec. 31, 2023	138,000			2,300,000										5,291,381
Increase (Decrease) in Stockholders' Equity
Issuance of common shares (in shares)														16,607
Issuance of common shares															$ 35,000	35,000
Net income (loss)																(17,050,000)
Ending balance (in shares) at Sep. 30, 2024														21,124,057
Balance at the end at Sep. 30, 2024																(28,340,000)
Beginning balance (in shares) at Jun. 30, 2024														5,307,988
Increase (Decrease) in Stockholders' Equity
Net income (loss)																(12,238,000)
Ending balance (in shares) at Sep. 30, 2024														21,124,057
Balance at the end at Sep. 30, 2024																$ (28,340,000)